Consolidated statements of cash flows - unaudited (USD $)	9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Nov. 30, 2012
Operating activities
Profit (Loss) for the year	$ (3,583,102)	$ 10,775,988	$ 8,505,659	$ (31,208,831)	$ (25,453,864)	$ (29,036,966)
Adjustments for:
Depreciation	165	210	278	339	1,997	2,162
Fair value adjustment on warrants	(4,853,604)	(20,920,063)	(22,209,156)	22,172,944	(561,350)	(5,414,954)
Foreign exchange	0	0	0	0	(256,260)	(256,260)
Loss on debt settlement	0	0	0	37,488	37,488	37,488
Mineral property option payments	317,531	669,384	669,384	433,343	1,462,775	1,780,306
Other income	0	0	(138,474)	0	(138,474)	(138,474)
Stock-based compensation	99,258	2,720,346	4,063,925	6,217,121	10,893,397	10,992,655
Changes in non-cash working capital items:
Receivables	(15,682)	(56,541)	(21,405)	(25,670)	(47,075)	(62,757)
Prepaid expenses	26,816	(23,041)	(20,364)	(59,473)	(77,735)	(50,919)
Note Payable	0	137,298				0
Trade payables and accrued liabilities	(293,624)	(132,413)	227,345	134,645	493,748	200,124
Net cash flows used in operating activities	(8,302,242)	(6,828,832)	(8,922,808)	(2,298,094)	(13,645,353)	(21,947,595)
Investing activities
Reclamation deposits	0	(20,623)	(606)	9,596	(15,000)	(15,000)
Long term deposits	(750,000)	0	(225,000)	0	(225,000)	(975,000)
Mineral property acquisition costs	(300,000)	0	(1,300,000)	0	(1,300,000)	(1,600,000)
Net cash flows (used in) from investing activities	(1,050,000)	(20,623)	(1,525,606)	9,596	(1,540,000)	(2,590,000)
Financing activities
Proceeds on issuance of common shares - net of share issue costs	962,613	857,265	8,328,011	13,007,757	23,784,363	24,746,976
Subscriptions received	128,100	0				128,100
Net cash flows from financing activities	1,090,713	857,265	8,328,011	13,007,757	23,784,363	24,875,076
(Decrease) increase in cash and cash equivalents	(8,261,529)	(5,992,190)	(2,120,403)	10,719,259	8,599,010	337,481
Cash and cash equivalents, beginning	8,599,010	10,719,413	10,719,413	154	0	0
Cash and cash equivalents, ending	337,481	4,727,223	8,599,010	10,719,413	8,599,010	337,481
Supplemental disclosures:
Income tax	0	0	0	0	0
Interest	0	0	0	0	0
Cash and cash equivalents consist of:
Cash at bank	115,681	289,556	5,355,490	10,719,413	0
Guaranteed investment certificates	$ 221,800	$ 4,437,667	$ 3,243,520	$ 0	$ 0